Merger (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		12 Months Ended
	Feb. 28, 2025	Nov. 13, 2024	Nov. 05, 2024	Oct. 07, 2024	Dec. 11, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Merger [Line Items]
Converted into shares		2.045
Additional shares						14,500,000		14,500,000
Shares of common shares	150,000
Aggregate purchase price (in Dollars)						$ 5,000		$ 5,000
Repay promissory note (in Dollars)						4,225		4,225
Cash (in Dollars)						$ 1,261	$ 220	$ 2,850		$ 723
Incentive shares						1,000,000		1,000,000
Repayment of amount (in Dollars)				$ 1,000
Forfeited number of shares					966,442
Proceeds from financing (in Dollars)							$ 2,583
Transaction costs (in Dollars)								$ 2,100
Issuance costs (in Dollars)								900
Liabilities net (in Dollars)								6,600
Liabilities (in Dollars)								19,607	$ 18,577	16,191	$ 15,287
Accrued expenses (in Dollars)						$ 325		$ 325		379
Merger amount (in Dollars)	$ 0
Exercise price per share (in Dollars per share)								$ 3.83
Exceeds per share (in Dollars per share)						$ 11.5		$ 11.5
Legal fees (in Dollars)								$ 1,000
Excise tax payable (in Dollars)						$ 4,401		4,401
Income tax payable (in Dollars)						366		$ 366
Warrant [Member]
Merger [Line Items]
Number of shares of warrant		2.04489
Warrant, Exercise Price, Decrease (in Dollars per share)		$ 2.045
Exercise price per share (in Dollars per share)		$ 2.045
Promissory Note Agreement [Member]
Merger [Line Items]
Cash (in Dollars)						$ 2,000		$ 2,000
First Shares Target [Member]
Merger [Line Items]
Earnout shares (in Dollars per share)								$ 13
Trading days								20 days
Consecutive trading days								30 days
Exceeds per share (in Dollars per share)								$ 13
Second Share Target [Member]
Merger [Line Items]
Earnout shares (in Dollars per share)								$ 15
Trading days								20 days
Consecutive trading days								30 days
Exceeds per share (in Dollars per share)								$ 15
Third Share Target [Member]
Merger [Line Items]
Earnout shares (in Dollars per share)								$ 18
Trading days								20 days
Consecutive trading days								30 days
Exceeds per share (in Dollars per share)								$ 18
PIPE Shares [Member]
Merger [Line Items]
Shares of common shares						3,367,401		3,367,401
Aggregate purchase price (in Dollars)						$ 6,225		$ 6,225
Abpro Bio International, Inc. [Member]
Merger [Line Items]
Shares of common shares						622,467		622,467
ABI [Member]
Merger [Line Items]
Shares of common shares					983,333	1,244,934		1,244,934
Sponsor [Member]
Merger [Line Items]
Shares of common shares					983,333
Repayment of amount (in Dollars)						$ 2,000		$ 2,000
ACAB [Member]
Merger [Line Items]
Shares of common shares					200,000
Remaining shares issued						1,050,000
Liabilities (in Dollars)						$ 5,800		5,800
Accrued expenses (in Dollars)						1,000		1,000
Tax payable (in Dollars)						4,400		4,400
Income tax payable (in Dollars)						$ 400		$ 400
PIPE Financing [Member]
Merger [Line Items]
Shares of common shares						1,082,852		1,082,852
Proceeds from financing (in Dollars)						$ 5,700		$ 5,700
Transaction costs (in Dollars)						2,100		2,100
Issuance costs (in Dollars)						$ 900		$ 900
Investment Advisor [Member]
Merger [Line Items]
Shares of common shares						32,852		32,852
Legacy Abpro [Member]
Merger [Line Items]
Liabilities net (in Dollars)						$ 6,600		$ 6,600
ABCD [Member]
Merger [Line Items]
Remaining shares issued								1,050,000
Legal fees (in Dollars)								$ 1,000
Preferred Stock [Member]
Merger [Line Items]
Converted into shares		2.045
Series A Common Stock [Member]
Merger [Line Items]
Converted shares of common stock						6,744,550		6,744,550
Shares of common shares			11,043
Series B Common Stock [Member]
Merger [Line Items]
Converted shares of common stock						1		1
Common Stock [Member] | Celltrion, Inc. [Member]
Merger [Line Items]
Shares of common shares						500,000		500,000
Common Stock [Member] | Sponsor [Member]
Merger [Line Items]
Shares of common shares						600,601		600,601
Private Placement [Member]
Merger [Line Items]
Total consideration (in Dollars)						$ 11,225		$ 11,225